Liquidity Risk - Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	£ 40,523	£ 46,635	£ 50,494
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	1,472	2,439
Other financial assets at fair value through profit or loss	602	434
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	211,222	223,840
Loans and advances to banks	1,216	1,105
Reverse repurchase agreements - non-trading	12,468	7,348
Financial assets at fair value through other comprehensive income	8,481	6,024
Interests in other entities	245	252
Intangible assets	1,548	1,550
Property, plant and equipment	1,512	1,526
Current tax assets	507	484	£ 351
Retirement benefit assets	723	1,051
Other assets	2,029	2,004
Total assets	282,083	292,243
Liquidity risk | Assets positioned at central banks
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	847	911
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	58,489	68,535
Loans and advances to banks	0	0
Reverse repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	59,336	69,446
Liquidity risk | Assets positioned at central banks | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Total | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,480	1,330
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	27,143	24,201
Loans and advances to banks	254	163
Reverse repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	14	35
Financial assets at fair value through other comprehensive income	5,254	4,441
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	34,145	30,170
Total | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Covered bonds | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	21,880	21,304
Loans and advances to banks	0	0
Reverse repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	21,880	21,304
Covered bonds | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Securitis- ations | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	5,208	2,851
Loans and advances to banks	0	0
Reverse repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	5,208	2,851
Securitis- ations | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Other | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,480	1,330
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at fair value through profit or loss	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	55	46
Loans and advances to banks	254	163
Reverse repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	14	35
Financial assets at fair value through other comprehensive income	5,254	4,441
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	7,057	6,015
Other | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	£ 0	£ 0